Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (261)	€ (175)	€ (186)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(4.30%)	(2.90%)
Gross Carrying Amount Not Credit-Impaired	€ 5,647	€ 5,713
Gross Carrying Amount Credit-Impaired	390	351
Allowance account for credit losses of financial assets	€ (261)	€ (175)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(1.00%)	(0.50%)
Gross Carrying Amount Not Credit-Impaired	€ 3,146	€ 4,106
Gross Carrying Amount Credit-Impaired	10	6
Allowance account for credit losses of financial assets	€ (31)	€ (19)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.00%)	(1.00%)
Gross Carrying Amount Not Credit-Impaired	€ 1,420	€ 611
Gross Carrying Amount Credit-Impaired	80	57
Allowance account for credit losses of financial assets	€ (15)	€ (7)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(2.30%)	(1.80%)
Gross Carrying Amount Not Credit-Impaired	€ 582	€ 514
Gross Carrying Amount Credit-Impaired	64	48
Allowance account for credit losses of financial assets	€ (15)	€ (10)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(27.20%)	(19.30%)
Gross Carrying Amount Not Credit-Impaired	€ 499	€ 482
Gross Carrying Amount Credit-Impaired	236	240
Allowance account for credit losses of financial assets	€ (200)	€ (139)